UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rock Crest Capital LLC

Address:  23 Old Kings Highway South
          Darien, Connecticut 06820
          Attention: Michael Avalos


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized
SUNPOWER CORP                  COM CL A         867652109      104
complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Avalos
Title:  Chief Financial Officer
Phone:  (203) 656-3496


Signature, Place and Date of Signing:


/s/ Michael Avalos              Darien, Connecticut        February 4, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:  $41,362
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                     FORM 13F INFORMATION TABLE
                                                       ROCK CREST CAPITAL, LLC
                                                          DECEMBER 31, 2007
        COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COL 6    COL 7           COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN CALL   DSCRTN   MNGRS   SOLE       SHARED  NONE
     --------------            --------------     -----     --------   -------   --- -----  ------   -----   ----       ------  ----

ABB LTD                        SPONSORED ADR    000375204    1,008      35,000   SH          Sole    None     35,000
ADOBE SYS INC                  COM              00724F101       60      50,000   SH  Call    Sole    None     50,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    1,535      25,000   SH          Sole    None     25,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105       55     100,000   SH  Call    Sole    None    100,000
APPLE INC                      COM              037833100    2,971      15,000   SH          Sole    None     15,000
APPLE INC                      COM              037833100      269      25,000   SH  Call    Sole    None     25,000
ARCHER DANIELS MIDLAND CO      COM              039483102      460     150,000   SH  Call    Sole    None    150,000
AT&T INC                       COM              00206R102    1,039      25,000   SH          Sole    None     25,000
AT&T INC                       COM              00206R102       89     200,000   SH  Call    Sole    None    200,000
BE AEROSPACE INC               COM              073302101      208      25,000   SH  Call    Sole    None     25,000
BLACK & DECKER CORP            COM              091797100      114      30,000   SH  Put     Sole    None     30,000
BOEING CO                      COM              097023105       11      50,000   SH  Call    Sole    None     50,000
BUNGE LIMITED                  COM              G16962105       75      50,000   SH  Call    Sole    None     50,000
CABOT MICROELECTRONICS CORP    COM              12709P103      205      50,000   SH  Put     Sole    None     50,000
CATERPILLAR INC DEL            COM              149123101       48      50,000   SH  Put     Sole    None     50,000
CAVIUM NETWORKS INC            COM              14965A101    1,236      53,700   SH          Sole    None     53,700
CBS CORP NEW                   CL A             124857103       65     100,000   SH  Put     Sole    None    100,000
CIENA CORP                     COM NEW          171779309       91      50,000   SH  Put     Sole    None     50,000
CISCO SYS INC                  COM              17275R102    2,046      75,600   SH          Sole    None     75,600
CISCO SYS INC                  COM              17275R102       83     400,000   SH  Call    Sole    None    400,000
CME GROUP INC                  COM              12572Q105      252      10,000   SH  Call    Sole    None     10,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      500      15,300   SH          Sole    None     15,300
COUNTRYWIDE FINANCIAL CORP     COM              222372104       15     100,000   SH  Call    Sole    None    100,000
CREE INC                       COM              225447101       93      75,000   SH  Put     Sole    None     75,000
DEERE & CO                     COM              244199105    2,567      27,500   SH          Sole    None     27,500
DISCOVER FINL SVCS             COM              254709108       76      30,000   SH  Put     Sole    None     30,000
DOW CHEM CO                    COM              260543103       95      50,000   SH  Put     Sole    None     50,000
E M C CORP MASS                COM              268648102      108     100,000   SH  Call    Sole    None    100,000
EBAY INC                       COM              278642103      830      25,000   SH          Sole    None     25,000
EBAY INC                       COM              278642103       24      50,000   SH  Call    Sole    None     50,000
EQUINIX INC                    COM NEW          29444U502    1,521      15,047   SH          Sole    None     15,047
EQUINIX INC                    COM NEW          29444U502       33      12,300   SH  Call    Sole    None     12,300
F5 NETWORKS INC                COM              315616102      713      25,000   SH          Sole    None     25,000
FEDERAL NATL MTG ASSN          COM              313586109       89      50,000   SH  Put     Sole    None     50,000
FEDEX CORP                     COM              31428X106      424      50,000   SH  Put     Sole    None     50,000
FIRST SOLAR INC                COM              336433107       82      10,000   SH  Call    Sole    None     10,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      949      16,711   SH          Sole    None     16,711
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      153      30,000   SH  Call    Sole    None     30,000
GAMESTOP CORP NEW              CL A             36467W109      621      10,000   SH          Sole    None     10,000
GANNETT INC                    COM              364730101        8     100,000   SH  Put     Sole    None    100,000
GOOGLE INC                     CL A             38259P508      183      10,000   SH  Call    Sole    None     10,000
HALLIBURTON CO                 COM              406216101       63     100,000   SH  Put     Sole    None    100,000
HNI CORP                       COM              404251100       48      25,000   SH  Put     Sole    None     25,000
INTEL CORP                     COM              458140100    1,333      50,000   SH          Sole    None     50,000
INTERMEC INC                   COM              458786100      203      10,000   SH          Sole    None     10,000
ISHARES TR                     MSCI EMERG MKT   464287234      127      25,000   SH  Put     Sole    None     25,000
J CREW GROUP INC               COM              46612H402       46      50,000   SH  Put     Sole    None     50,000
JUNIPER NETWORKS INC           COM              48203R104       41      50,000   SH  Put     Sole    None     50,000
KELLOGG CO                     COM              487836108      131      50,000   SH  Put     Sole    None     50,000
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303      123      40,000   SH  Put     Sole    None     40,000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107       74      50,000   SH  Put     Sole    None     50,000
MACYS INC                      COM              55616P104      111      50,000   SH  Put     Sole    None     50,000
MANITOWOC INC                  COM              563571108       69      50,000   SH  Call    Sole    None     50,000
MASTERCARD INC                 CL A             57636Q104      538       2,500   SH          Sole    None      2,500
MASTERCARD INC                 CL A             57636Q104       36      10,000   SH  Call    Sole    None     10,000
MCDONALDS CORP                 COM              580135101       80      50,000   SH  Call    Sole    None     50,000
MEMC ELECTR MATLS INC          COM              552715104       99      50,000   SH  Call    Sole    None     50,000
MOTOROLA INC                   COM              620076109       69     200,000   SH  Put     Sole    None    200,000
NOKIA CORP                     SPONSORED ADR    654902204    2,303      60,000   SH          Sole    None     60,000
NOKIA CORP                     SPONSORED ADR    654902204       21      50,000   SH  Call    Sole    None     50,000
NUANCE COMMUNICATIONS INC      COM              67020Y100      469      25,100   SH          Sole    None     25,100
NVIDIA CORP                    COM              67066G104    1,361      40,000   SH          Sole    None     40,000
NYMEX HOLDINGS INC             COM              62948N104      144      25,000   SH  Call    Sole    None     25,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      196      50,000   SH  Put     Sole    None     50,000
ORACLE CORP                    COM              68389X105    2,258     100,000   SH          Sole    None    100,000
ORACLE CORP                    COM              68389X105      130     200,000   SH  Call    Sole    None    200,000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      150      30,000   SH  Call    Sole    None     30,000
POTASH CORP SASK INC           COM              73755L107      720       5,000   SH          Sole    None      5,000
POTASH CORP SASK INC           COM              73755L107      149      30,000   SH  Call    Sole    None     30,000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      207     100,000   SH  Put     Sole    None    100,000
QUALCOMM INC                   COM              747525103      984      25,000   SH          Sole    None     25,000
QUALCOMM INC                   COM              747525103       44      50,000   SH  Call    Sole    None     50,000
RESEARCH IN MOTION LTD         COM              760975102    3,402      30,000   SH          Sole    None     30,000
RETAIL HOLDRS TR               DEP RCPT         76127U101       68      25,000   SH  Put     Sole    None     25,000
RIO TINTO PLC                  SPONSORED ADR    767204100       96      10,000   SH  Call    Sole    None     10,000
RIVERBED TECHNOLOGY INC        COM              768573107      267      10,000   SH          Sole    None     10,000
SANDISK CORP                   COM              80004C101      620      18,700   SH          Sole    None     18,700
SANDISK CORP                   COM              80004C101       14      50,000   SH  Call    Sole    None     50,000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      215     150,000   SH  Put     Sole    None    150,000
SCHLUMBERGER LTD               COM              806857108      186      35,000   SH  Call    Sole    None     35,000
SEAGATE TECHNOLOGY             SHS              G7945J104       33     100,000   SH  Call    Sole    None    100,000
SHERWIN WILLIAMS CO            COM              824348106      149      50,000   SH  Put     Sole    None     50,000
SMITHFIELD FOODS INC           COM              832248108      152     100,000   SH  Put     Sole    None    100,000
SPDR TR                        UNIT SER 1       78462F103      403     100,000   SH  Put     Sole    None    100,000
STANLEY WKS                    COM              854616109       32      35,000   SH  Put     Sole    None     35,000
STARBUCKS CORP                 COM              855244109      213     100,000   SH  Put     Sole    None    100,000
SUNPOWER CORP                  COM CL A         867652109      104      20,000   SH  Call    Sole    None     20,000
SUPERVALU INC                  COM              868536103       74      25,000   SH  Put     Sole    None     25,000
SYNAPTICS INC                  COM              87157D109       36      50,000   SH  Call    Sole    None     50,000
TERRA INDS INC                 COM              880915103       79      50,000   SH  Call    Sole    None     50,000
TESORO CORP                    CORP             881609101      100      50,000   SH  Put     Sole    None     50,000
TEXAS INSTRS INC               COM              882508104       81     200,000   SH  Put     Sole    None    200,000
TRANSOCEAN INC NEW             SHS              G90073100      539      90,000   SH  Call    Sole    None     90,000
TRINA SOLAR LIMITED            SPON ADR         89628E104       54      20,000   SH  Call    Sole    None     20,000
UNITED TECHNOLOGIES CORP       COM              913017109      135     100,000   SH  Call    Sole    None    100,000
VALERO ENERGY CORP NEW         COM              91913Y100      122     100,000   SH  Put     Sole    None    100,000
VMWARE INC                     CL A COM         928563402       47      20,000   SH  Call    Sole    None     20,000
WHIRLPOOL CORP                 COM              963320106      178      40,000   SH  Put     Sole    None     40,000
WHOLE FOODS MKT INC            COM              966837106       47      25,000   SH  Put     Sole    None     25,000
YAHOO INC                      COM              984332106       32     100,000   SH  Call    Sole    None    100,000
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103      124      50,000   SH  Call    Sole    None     50,000
ZOLTEK COS INC                 COM              98975W104      429      10,000   SH          Sole    None     10,000

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